Pay vs Performance Disclosure pure in Millions		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as calculated under SEC regulations) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with Company performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

PEO = Principal Executive Officer NEO = Named Executive Officer					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO[1]	Compensation Actually Paid (CAP) to PEO[2]	Average SCT Total for Non- PEO NEOs[3]	Average CAP to Non-PEO NEOs[4]	Total Shareholder Return (TSR)[5]	Peer Group TSR[6]	Net Income ($M)[7]	Adjusted Operating Income ($M)[8]
2022	$ 8,702,893	$ 8,719,503	$ 2,028,865	$ 1,998,603	$66.62	$127.07	$ 189	$ 200
2021	$12,478,105	$ 8,468,743	$ 2,420,811	$ 1,933,079	$64.63	$134.48	$ 126	$ 284
2020	$ 8,332,454	$ 691,730	$ 1,782,163	$ 1,322,337	$76.13	$111.05	$ 130	$ 367
(1)

The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year.

(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation total compensation to determine the compensation actually paid:

Year	Reported SCT Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Value of Change in Pension(c)	Change in Pension Adjustments(d)	CAP to PEO
2022	$8,702,893	$(5,942,446)	$6,015,795	$(377,658)	$320,919	$8,719,503
2021	$12,478,105	$(10,007,824)	$6,045,813	$(300,060)	$252,709	$8,468,743
2020	$8,332,454	$(5,981,225)	$(1,567,834)	$(305,060)	$213,395	$691,730

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$ 5,671,960	$ 188,725	$ 155,110	$ -	$ 6,015,795
2021	$ 8,158,171	$ (1,530,137)	$ (17,377)	$ (564,844)	$ 6,045,813
2020	$ 4,005,575	$ (3,159,844)	$ (2,413,565)	$ -	$(1,567,834)

(c)

The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year.

(d)

The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.

(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Amy Schwetz, Elizabeth Burger, Keith Gillespie, and Tamara Morytko; and (ii) for 2020, Amy Schwetz, Elizabeth Burger, Keith Gillespie, Lanesha Minnix and John Roueche.

(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable non-PEO NEOs as a group (as described in footnote 3), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported SCT Total for non- PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Value of Change in Pension(c)	Average Change in Pension Adjustments(d)	Average CAP to Non-PEO NEOs
2022	$ 2,028,865	$ (943,024)	$ 946,072	$ (130,776)	$ 97,466	$ 1,998,603
2021	$ 2,420,811	$ (1,411,383)	$ 933,782	$ (100,526)	$ 90,395	$ 1,933,079
2020	$ 1,985,697	$ (967,864)	$ 333,945	$ (91,450)	$ 62,009	$ 1,322,337

(a)

The grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2022	$ 900,110	$ 25,008	$ 20,954	$ -	$ 946,072
2021	$ 1,154,995	$ (190,808)	$ 2,984	$ (33,389)	$ 933,782
2020	$ 671,329	$ (253,603)	$ (83,781)	$ -	$ 333,945

(c)

The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(d)

The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.

(5)

Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for all rows in the table is December 31, 2019.

(6)

The peer group used for this purpose is the S&P 500 Industrials Index.

(7)

The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)

Represents the Company’s Adjusted Operating Income as used in determining incentive compensation payouts under the Company’s Annual Incentive Plan. The O&C Committee determined performance achievement for Adjusted Operating Income by adjusting Operating Income in the same manner as the Company adjusts Operating Income in our annual earnings release. See Annex I: Reconciliation of Reported Results to Non-GAAP Financial Results. This amount is then further adjusted for the difference between actual and target AIP expense.

Company Selected Measure Name	[1]				Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Amy Schwetz, Elizabeth Burger, Keith Gillespie, and Tamara Morytko; and (ii) for 2020, Amy Schwetz, Elizabeth Burger, Keith Gillespie, Lanesha Minnix and John Roueche.

Peer Group Issuers, Footnote [Text Block]					(6) The peer group used for this purpose is the S&P 500 Industrials Index.
PEO Total Compensation Amount	[2]	$ 8,702,893	$ 12,478,105	$ 8,332,454
PEO Actually Paid Compensation Amount	[3]	8,719,503	8,468,743	691,730
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation total compensation to determine the compensation actually paid:

Year	Reported SCT Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Value of Change in Pension(c)	Change in Pension Adjustments(d)	CAP to PEO
2022	$8,702,893	$(5,942,446)	$6,015,795	$(377,658)	$320,919	$8,719,503
2021	$12,478,105	$(10,007,824)	$6,045,813	$(300,060)	$252,709	$8,468,743
2020	$8,332,454	$(5,981,225)	$(1,567,834)	$(305,060)	$213,395	$691,730

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$ 5,671,960	$ 188,725	$ 155,110	$ -	$ 6,015,795
2021	$ 8,158,171	$ (1,530,137)	$ (17,377)	$ (564,844)	$ 6,045,813
2020	$ 4,005,575	$ (3,159,844)	$ (2,413,565)	$ -	$(1,567,834)

(c)

The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year.

(d)

The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.

Non-PEO NEO Average Total Compensation Amount	[4]	2,028,865	2,420,811	1,782,163
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 1,998,603	1,933,079	1,322,337
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable non-PEO NEOs as a group (as described in footnote 3), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported SCT Total for non- PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Value of Change in Pension(c)	Average Change in Pension Adjustments(d)	Average CAP to Non-PEO NEOs
2022	$ 2,028,865	$ (943,024)	$ 946,072	$ (130,776)	$ 97,466	$ 1,998,603
2021	$ 2,420,811	$ (1,411,383)	$ 933,782	$ (100,526)	$ 90,395	$ 1,933,079
2020	$ 1,985,697	$ (967,864)	$ 333,945	$ (91,450)	$ 62,009	$ 1,322,337

(a)

The grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2022	$ 900,110	$ 25,008	$ 20,954	$ -	$ 946,072
2021	$ 1,154,995	$ (190,808)	$ 2,984	$ (33,389)	$ 933,782
2020	$ 671,329	$ (253,603)	$ (83,781)	$ -	$ 333,945

(c)

The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(d)

The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid, Cumulative TSR and Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted Operating Income

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected with an objective to incentivize our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•

Relative Total Shareholder Return

•

Adjusted Operating Income

•

Return on Invested Capital

•

Free Cash Flow as a % of Adjusted Net Income

Total Shareholder Return Amount	[6]	$ 66.62	64.63	76.13
Peer Group Total Shareholder Return Amount	[7]	127.07	134.48	111.05
Net Income (Loss)	[8]	$ 189,000,000	$ 126,000,000	$ 130,000,000
Company Selected Measure Amount	[1]	200	284	367
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow as a % of Adjusted Net Income
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (5,942,446)	$ (10,007,824)	$ (5,981,225)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	6,015,795	6,045,813	(1,567,834)
PEO [Member] | Reported Value of Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(377,658)	(300,060)	(305,060)
PEO [Member] | Change in Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	320,919	252,709	213,395
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,015,795	6,045,813	(1,567,834)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,671,960	8,158,171	4,005,575
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		188,725	(1,530,137)	(3,159,844)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		155,110	(17,377)	(2,413,565)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(564,844)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(943,024)	(1,411,383)	(967,864)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	946,072	933,782	333,945
Non-PEO NEO [Member] | Reported Value of Change in Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	(130,776)	(100,526)	(91,450)
Non-PEO NEO [Member] | Change in Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	97,466	90,395	62,009
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		946,072	933,782	333,945
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		900,110	1,154,995	671,329
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,008	(190,808)	(253,603)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 20,954	2,984	$ (83,781)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (33,389)

[1]
(8)

Represents the Company’s Adjusted Operating Income as used in determining incentive compensation payouts under the Company’s Annual Incentive Plan. The O&C Committee determined performance achievement for Adjusted Operating Income by adjusting Operating Income in the same manner as the Company adjusts Operating Income in our annual earnings release. See Annex I: Reconciliation of Reported Results to Non-GAAP Financial Results. This amount is then further adjusted for the difference between actual and target AIP expense.

[2]	(1) The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year.
[3]
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the Summary Compensation total compensation to determine the compensation actually paid:

Year	Reported SCT Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Value of Change in Pension(c)	Change in Pension Adjustments(d)	CAP to PEO
2022	$8,702,893	$(5,942,446)	$6,015,795	$(377,658)	$320,919	$8,719,503
2021	$12,478,105	$(10,007,824)	$6,045,813	$(300,060)	$252,709	$8,468,743
2020	$8,332,454	$(5,981,225)	$(1,567,834)	$(305,060)	$213,395	$691,730

(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$ 5,671,960	$ 188,725	$ 155,110	$ -	$ 6,015,795
2021	$ 8,158,171	$ (1,530,137)	$ (17,377)	$ (564,844)	$ 6,045,813
2020	$ 4,005,575	$ (3,159,844)	$ (2,413,565)	$ -	$(1,567,834)

(c)

The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year.

(d)

The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.

[4]
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Amy Schwetz, Elizabeth Burger, Keith Gillespie, and Tamara Morytko; and (ii) for 2020, Amy Schwetz, Elizabeth Burger, Keith Gillespie, Lanesha Minnix and John Roueche.

[5]
(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable non-PEO NEOs as a group (as described in footnote 3), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported SCT Total for non- PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Value of Change in Pension(c)	Average Change in Pension Adjustments(d)	Average CAP to Non-PEO NEOs
2022	$ 2,028,865	$ (943,024)	$ 946,072	$ (130,776)	$ 97,466	$ 1,998,603
2021	$ 2,420,811	$ (1,411,383)	$ 933,782	$ (100,526)	$ 90,395	$ 1,933,079
2020	$ 1,985,697	$ (967,864)	$ 333,945	$ (91,450)	$ 62,009	$ 1,322,337

(a)

The grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2022	$ 900,110	$ 25,008	$ 20,954	$ -	$ 946,072
2021	$ 1,154,995	$ (190,808)	$ 2,984	$ (33,389)	$ 933,782
2020	$ 671,329	$ (253,603)	$ (83,781)	$ -	$ 333,945

(c)

The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.

(d)

The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.

[6]
(5)

Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for all rows in the table is December 31, 2019.

[7]	(6) The peer group used for this purpose is the S&P 500 Industrials Index.
[8]	(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[9]	(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]
(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year

Year End Fair Value

of Equity Awards

Granted in the Year

Year over Year Change

in Fair Value of

Outstanding and

Unvested Equity

Awards Granted in

Prior Years

Year over Year

Change in Fair Value

of Equity Awards

Granted in Prior

Years that Vested in

the Year

Fair Value at the End of

the Prior Year of Equity

Awards that Failed to

Meet Vesting Conditions

in the Year

Total Equity

Award

Adjustments

2022

$ 5,671,960

$ 188,725

$ 155,110

$ -

$ 6,015,795

2021

$ 8,158,171

$ (1,530,137)

$ (17,377)

$ (564,844)

$ 6,045,813

2020

$ 4,005,575

$ (3,159,844)

$ (2,413,565)

$ -

$(1,567,834)
[11]
(c)

The value shown represents the aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year.

[12]	(d) The change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year.
[13]
(a)

The grant date fair value of equity awards represents the average total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year for non-PEO NEOs.

[14]
(b)

The valuation assumptions used to determine fair values as of each applicable year-end or vesting date did not materially differ from those used to determine fair value at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year

Average Year End Fair

Value of Equity Awards

Granted in the Year

Year over Year Average

Change in Fair Value of

Outstanding and

Unvested Equity

Awards Granted in

Prior Years

Year over Year

Average Change in

Fair Value of Equity

Awards Granted in

Prior Years that

Vested in the Year

Average Fair Value

at the End of the

Prior Year of Equity

Awards that Failed

to Meet Vesting

Conditions in the

Year

Total Average Equity

Award Adjustments

2022

$ 900,110

$ 25,008

$ 20,954

$ -

$ 946,072

2021

$ 1,154,995

$ (190,808)

$ 2,984

$ (33,389)

$ 933,782

2020

$ 671,329

$ (253,603)

$ (83,781)

$ -

$ 333,945
[15]
(c)

The value shown represents the average aggregate change in the actuarial present value of accumulated benefits under defined benefit pension plans as reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year for non-PEO NEOs.

[16]	(d) The average change in pension adjustments for each applicable year reflects the service cost attributable to services rendered during the applicable year for non-PEO NEOs.